Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

(9)   Leases

Details of leases in the consolidated balance sheet at 31 December 2021 and 2020 are as follows:

Right-of-use assets	Thousands of Euros
	31/12/2021	31/12/2020
Land and Buildings	782,125	665,002
Machinery	5,283	3,671
Computer equipment	2,044	3,588
Vehicles	6,205	6,435
	795,657	678,696

Lease liabilities	Thousands of Euros
	31/12/2021	31/12/2020
Non-current	825,157	690,857
Current	48,567	42,642
	873,724	733,499

Details by maturity of lease liabilities are shown in the “Liquidity risk” section in note 30.

At 31 December 2021, the Group has recognized an amount of Euros 133,442 thousand related to additions of right-of- use assets (Euros 75,077 thousand at 31 December 2020). Movement at 31 December 2021 and 2020 is included in Appendix IV, which forms an integral part of these notes to the consolidated financial statements.

At 31 December 2021 and 2020, the amounts recognized in the consolidated statement of profit and loss related to lease agreements are:

Right-of-use depreciation	Thousands of Euros
	31/12/2021	31/12/2020
Buildings	57,901	52,774
Machinery	2,120	1,588
Computer equipment	2,269	3,012
Vehicles	4,430	5,206
	66,720	62,580

	Thousands of Euros
	31/12/2021	31/12/2020
Finance lease expenses (note 27)	35,786	35,205
	35,786	35,205

	Thousands of Euros
	31/12/2021	31/12/2020
Expenses related to short-term contracts	3,106	3,569
Expenses related to low-value contracts	13,404	11,254
Other operating lease expenses	16,435	13,353
	32,945	28,176

At 31 December 2021, the Group has paid a total of Euros 82,692 thousand related to lease contracts (Euros 79,037 thousand at 31 December 2020).

The total amount recognized in the balance sheet corresponds to lease contracts in which the Group is the lessee.